Leases - Summary of Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 20,507	¥ 20,739	¥ 14,322
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	16,704	36,672	5,516
Lease liability settled through termination of lease:
Operating leases	¥ 2,493	¥ 2,590	¥ 427